Note 8 - Accrued Expenses - Accrued Liabilities (Details) - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Legal, tax and accounting fees	$ 527,523	$ 52,982
Salary and related costs	387,047	348,657
Research and development costs	3,586,251	1,052,814
Patent fees	421,759	395,420
Inventory purchases	345,563	268,317
Occupancy expenses	0	345
Other	620,237	682,280
Accrued Liabilities, Current, Total	$ 5,888,380	$ 2,800,815